Disclosure of detailed information about borrowings (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Convertible debentures	$ 350,000	$ 350,000
Revolving credit facility	30,000	148,031
Long-term debt	380,000	498,031
Unamortized debt issuance costs	(8,867)	(10,903)
Unamortized accretion on convertible debentures	(18,364)	(22,820)
Long-term debt, net of issuance costs	352,769	464,308
Current portion of non-current borrowings	0	0
Non-current portion	352,769	464,308
Borrowings	$ 352,769	$ 464,308	$ 45,780